Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021

	(US$ thousand)
Cost:
Network equipment	$19,901	$27,804
Electronic equipment	2,232	3,324
Leasehold improvements	1,950	2,755
Furniture, computers and office equipment	874	1,064

Total cost	24,957	34,947
Less: accumulated depreciation	(8,203)	(16,879)
Capitalized internal-use software development costs	—	844
Construction in progress	—	282

Property and equipment, ne t	$16,754	$19,194

Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 were US$1.9 million, US$4.5 million and US$8.3 million, respectively.